Inventory (Tables)	12 Months Ended
Feb. 28, 2018
Inventory Disclosure [Abstract]
Schedule of Inventory

	2018	2017
Finished goods, net	$—	$279,666
Raw materials	—	81,436

	$—	$361,102

Schedule of Inventory Obsolescence Provision

	2018	2017	2016
Inventory Obsolescence Provision
Balance at beginning of year	$15,638	$39,870	$114,744
Obsolescence provision	278,646	404,767	75,000
Write-off of inventory	(294,284)	(428,999)	(149,874)

Balance at end of year	$—	$15,638	$39,870